Lease Obligations (Details) (USD $)	1 Months Ended	12 Months Ended		10 Months Ended	0 Months Ended	3 Months Ended
	Dec. 30, 2012	Dec. 28, 2014 store	Dec. 29, 2013	Nov. 14, 2012	Nov. 15, 2012	Jun. 17, 2012 store	Jan. 01, 2012 Counterparty store warehouse
Lease Obligations
Number of store properties leased directly from third-party lessors		239
Number of stores on real property ground leased from third-party lessors		8
Average remaining lease term		8 years 3 months 18 days
Lease expense for operating leases	$ 9,600,000	$ 85,700,000	$ 78,200,000
Minimum future lease payments
2015		92,499,000
2016		90,560,000
2017		84,123,000
2018		77,387,000
2019		68,911,000
Thereafter		521,501,000
Future minimum lease payments		934,981,000
Sale and leaseback transactions
Immediate loss recognized	5,000
Predecessor
Lease Obligations
Lease expense for operating leases				60,500,000
Sale and leaseback transactions
Immediate loss recognized				(8,818,000)
Sale leaseback transactions
Minimum future lease payments
2015		17,255,000
2016		17,348,000
2017		17,441,000
2018		17,477,000
2019		17,611,000
Thereafter		195,666,000
Future minimum lease payments		282,798,000
Sale and leaseback transactions
Remaining unamortized deferred gain written off					35,900,000
Sale leaseback transactions | Predecessor
Sale and leaseback transactions
Number of store properties						3	39
Number of warehouse distribution facilities							1
Number of buyers							3
Proceeds from sales							230,300,000
Carrying value of properties sold							195,200,000
Immediate loss recognized							2,000,000
Gain deferred						5,600,000	32,000,000
Amortization of deferred gain				$ 1,700,000
Sale leaseback transactions | Predecessor | Three store properties sold in 2011
Sale and leaseback transactions
Lease term							20 years
Number of options to extend the term							2
Term of each renewal option							10 years
Number of store properties							3
Sale leaseback transactions | Predecessor | Thirty-six store properties sold in 2011
Sale and leaseback transactions
Lease term							20 years
Number of options to extend the term							6
Term of each renewal option							5 years
Number of store properties							36
Sale leaseback transactions | Predecessor | Warehouse distribution facility sold in 2011
Sale and leaseback transactions
Lease term							10 years
Number of options to extend the term							4
Term of each renewal option							5 years
Number of warehouse distribution facilities							1
Sale leaseback transactions | Predecessor | Three store properties sold in 2012
Sale and leaseback transactions
Lease term						25 years
Number of options to extend the term						5
Term of each renewal option						5 years